COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2017
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES
The Company has committed to certain payments as follows:

	2018	2019	2020	2021	2022	Thereafter
Product transportation and pipeline	$680	$584	$526	$482	$422	$3,868
Offshore equipment operating leases	$181	$92	$70	$68	$8	$—
Office leases	$43	$42	$42	$39	$30	$118
Other (1)	$87	$41	$40	$39	$43	$333

(1)
In addition to the amounts disclosed above, beginning on the earlier of the commercial operations date of the Redwater refinery and June 1, 2018, the Company is unconditionally obligated to pay its 25% pro rata share of the debt portion of the monthly cost of service toll, including interest, fees and principal repayments, of the syndicated credit facility and bonds, over the tolling period of 30 years. See Note 9.

In addition to the commitments disclosed above, the Company has entered into various agreements related to the engineering, procurement and construction of its various development projects. These contracts can be cancelled by the Company upon notice without penalty, subject to the costs incurred up to and in respect of the cancellation.
The Company is defendant and plaintiff in a number of legal actions arising in the normal course of business. In addition, the Company is subject to certain contractor construction claims. The Company believes that any liabilities that might arise pertaining to any such matters would not have a material effect on its consolidated financial position.